Other results (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure Of Other Results Composed [Table Text Block]
Other results consist of the following categories:

	2025	2024	2023
Interest Income from Financial Instruments (i)	26,253	28,266	49,588
Fair value gains / (losses) of financial assets (i)	14,545	38,609	78,640
Finance income	40,798	66,875	128,228

	2025	2024	2023
Finance expense related to derivative financial instruments (ii)	(6,924)	(19,462)	(28,013)
Other finance expenses (iii)	(20,677)	(29,738)	(88,243)
Interest charges for lease liabilities (iv)	(254)	(501)	(578)
Finance costs	(27,855)	(49,701)	(116,834)
Inflation adjustment (v)	(4,204)	(6,655)	(12,537)
Total	8,739	10,519	(1,143)
(i)Includes financial income and gains resulting from the remeasurement of short-term liquid financial instruments and financial assets measured at fair value through profit and loss and financial assets measured at amortized cost. For further detail refer to Note 15. Financial assets.
(ii)Represents the rate implicit in derivative financial instruments not designated as hedging instruments. The Group elected to separate the spot element from the forward element of the derivative foreign exchange instruments and designated as a hedging instrument the changes in the fair value of the spot element. Changes in the fair value of the hedging portion of the derivative contract are recognized within Costs of Services while changes in the fair value of the non-designated portion; i.e. the forward element, are presented within Finance Costs. For further information refer to Note 24. Derivative financial instruments.
(iii)Mainly represented by net effects of foreign exchange results in subsidiaries and in an intra-group loan denominated in US Dollars between subsidiaries located in Argentina and Malta, the fair value adjustments of other financial arrangements.
(iv)Finance costs associated with lease liabilities resulting from the application of IFRS 16 Leases. For further information refer to Note 19. Leases.
(v)As required by IAS 29, the financial statements of the Group’s Argentina subsidiary was restated to reflect the purchasing power of the hyperinflationary currency. Therefore, a loss on net monetary position was recognized during the years ended December 31, 2025 and 2024.